SUBSEQUENT EVENTS (Details) $ in Thousands	Apr. 27, 2022 ARS ($)
Announcing or commencing implementation of major restructuring [member]
Disclosure of non-adjusting events after reporting period [line items]
Retained earnings absorbed	$ 1,201,458,000